Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 08, 2018
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2018
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Recurrent Natural Resources Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: Recurrent Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about how to purchase shares of the Fund is available in the section entitled HOW TO PURCHASE SHARES beginning on page 26 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period running from the Fund’s commencement of operations on October 27, 2017 through October 31, 2017, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity and debt securities of U.S. natural resource-related companies. Natural resource-related companies are companies operating in the United States in a capacity related to the supply, production, distribution, refining, transportation and consumption of natural resources. The Fund will consider a company a natural resource-related company if the company is categorized within the following industries (according to Global Industry Classification Standards (GICS) classifications): Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products and include the following:

• Energy Companies – companies across the energy supply chain spectrum, including upstream, midstream and downstream energy companies (i.e., companies engaged in exploration and production; gathering, transporting and processing, and marketing and distribution, respectively), of various energy sources such as natural gas, crude oil, refined products, coal and electricity, as well as companies that provide services to oil and gas companies.

• Basic Materials – companies involved in producing, processing, transporting or distributing chemical, industrial metals, precious metals, construction materials, agricultural, paper and forest products.

• Industrial Companies – industrial, containers and packaging, consumer, manufacturing and engineering and construction companies involved in the production, processing, distributing and transporting of natural resources.

• Infrastructure Companies – companies which manufacture, install, own, operate or service assets that enable the connectivity of the supply and demand of natural resources.

• Transportation and Logistics Companies – companies that provide solutions for transportation and logistics to the U.S. manufacturing industry.

Recurrent Investment Advisors, LLC, the Fund’s investment advisor (“Recurrent” or the “Advisor”) has an investment process that incorporates macroeconomic and commodity supply/demand factors with fundamental company analysis to select the Fund’s investments and determine the weighting of each investment. The Fund may invest up to 25% of its total assets in securities of or other natural resource-related master limited partnerships (“MLPs”). The Fund may invest in companies of any market capitalization size including a company’s first offering of stock to the public in an initial public offering (“IPO”).

The Fund may invest up to 25% of its total assets in debt securities, preferred stock and convertible securities, provided that such securities are rated, at the time of investment, at least B3 by Moody’s Investors Service, Inc., B- by Standard & Poor’s or Fitch Ratings, or a comparable rating by another nationally recognized statistical rating organization or with respect to up to 10% of its total assets in debt securities, preferred shares and convertible securities, have lower ratings or are unrated at the time of investment. These debt securities are commonly referred to as “high yield” securities or “junk bonds” and are regarded as predominantly speculative with respect to an issuer’s capacity to pay interest and repay principal in accordance with the terms of its obligations, and involve higher default risk than investment-grade bonds. The Fund may invest in debt securities of any maturity or duration. The Fund may, when market signals warrant, take a defensive position, investing all or a substantial portion of Fund assets in cash and/or cash equivalents.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity and debt securities of U.S. natural resource-related companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading may result in higher transactional and brokerage costs.

• Cash Flow Risk. The Fund expects that a substantial portion of the investment income it receives may be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period.

• Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

• Commodity Price Risk. MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

• Concentration Risk. Because the Fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment advisor, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

• Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

• High Yield Risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

• IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

• Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The risk that investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Capitalization Risk. Investing in larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

• Market Events Risk. Financial markets are subject to periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced in and around 2008. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may also reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond market, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Master Limited Partnership Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments.

• MLP Tax Risk. Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

• Natural Resources Sector Focus Risk. The Fund focuses its investments in the natural resources sector which is comprised of natural resources, energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

• New Fund Risk. The Fund is recently formed and has a limited operating history. Investors bear the risk that the Fund may not grow to or maintain economically viable size, not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders. In addition, the Adviser is newly formed and has not previously managed a mutual fund.

• Non-Diversification Risk. The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

• RIC Qualification Risk. The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), which means that the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships, which include MLPs. If the Fund’s MLP investments exceed this 25% limitation, which could occur, for example, if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special treatment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting www.recurrentadvisors.com or by calling 1-833-RECURRENT (1-833-732-8773).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-RECURRENT (1-833-732-8773)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.recurrentadvisors.com
Recurrent Natural Resources Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RNRGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets		[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 605
Recurrent MLP and Energy Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: Recurrent MLP & Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return including substantial current income from a portfolio of MLP and energy infrastructure investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about how to purchase shares of the Fund is available in the section entitled HOW TO PURCHASE SHARES beginning on page 26 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in energy infrastructure and master limited partnership (“MLP”) investments. The Fund’s investments may include, but are not limited to:

• MLPs structured as limited partnerships or limited liability companies;

• MLPs that are taxed as “C” corporations;

• institutional units (“I-Units”) issued by MLP affiliates;

• taxable “C” corporations that hold significant interests in MLPs;

• companies providing infrastructure to the energy industry

• other equity securities, including pooled investment vehicles, exchange-traded notes, and exchange-traded funds, that provide exposure to MLPs.

Recurrent Investment Advisors, LLC, the Fund’s investment advisor (“Recurrent” or the “Advisor”) focuses its investments on energy infrastructure, which own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy related equipment or services. The Advisor’s investment process is strongly focused on company-level valuation analysis for determining security selection in the Fund. The Fund’s investments may be of any capitalization size including a company’s first offering of stock to the public in an initial public offering (IPO).

The Fund may invest up to 20% of its net assets in non-energy infrastructure investments, including, without limitation, securities of corporations that operate in the energy sector or that hold energy assets. The Fund may, when market signals warrant, take a defensive position, investing all or a substantial portion of Fund assets in cash and/or cash equivalents

Given its intent to maintain a significant share of its portfolio in MLPs, the Fund expects to be treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, instead of a regulated investment company (RIC), which is the normal tax status of mutual funds. Accordingly, unlike traditional open-end mutual funds and most closed-end mutual funds, the Fund is subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%) as well as state and local income and franchise taxes. These Fund-level tax liabilities are in addition to the tax liabilities that will generally apply to shareholders of the Fund on dividends received from the Fund and gains recognized on sales of Fund shares.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in energy infrastructure and master limited partnership (“MLP”) investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading may result in higher transactional and brokerage costs.

• Cash Flow Risk. The Fund expects that a substantial portion of the investment income it receives may be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period.

• Concentration Risk. Because the Fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment advisor, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Energy Sector Focus Risk. The Fund focuses its investments in the energy sector which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

• Energy Infrastructure Industry Focus Risks. A substantial percentage of the Fund invests primarily in the energy infrastructure industry. As a result, the Fund will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy infrastructure industry. Risks associated with investments in MLPs and other companies operating in the energy infrastructure industry include but are not limited to the following:

o Acquisition Risk. Energy infrastructure companies owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

o Catastrophic Event Risk. MLPs and other companies operating in the energy infrastructure industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy infrastructure industry.

o Commodity Price Risk. MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

o Depletion Risk. Energy infrastructure companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy infrastructure commodities or exploration of new sources of energy infrastructure commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

o Environmental and Regulatory Risk. Companies operating in the energy infrastructure industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

o Interest Rate Risk. Rising interest rates could increase the cost of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of energy infrastructure securities as the yields on alternative investments increase.

o Natural Resources Risk. The Fund’s investments in natural resources issuers (including MLPs) is susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

o Supply and Demand Risk. Companies in the energy infrastructure industry may be impacted by the levels of supply and demand for energy infrastructure commodities.

o Weather Risk. Weather plays a role in the seasonality of some energy infrastructure companies’ cash flows, and extreme weather conditions could adversely affect performance and cash flows of those companies.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

• Geographic and Sector Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

• IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity Risk.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The risk that investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Capitalization Risk. Investing in larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

• Market Events Risk. Financial markets are subject to periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced in and around 2008. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may also reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond market, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Master Limited Partnership Risk. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments.

• New Fund Risk. The Fund is recently formed and has a limited operating history. Investors bear the risk that the Fund may not grow to or maintain economically viable size, not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders. In addition, the Adviser is newly formed and has not previously managed a mutual fund.

• Non-Diversification Risk. The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

• Tax Risks. Tax risks associated with investments in the Fund include but are not limited to the following:

o Fund Structure Risk. Unlike most open-end (and closed-end) mutual funds - which are structured as RICs for U.S. federal income tax purposes – and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and state tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rates applicable to corporations (currently a maximum rate of 35%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders. The Fund’s ability to meet its investment objective will depend largely on the amount of the distributions it receives from MLPs (in relation to the taxable income, gains, losses, and deductions allocated to it). The Fund will have no control over the distributions it receives, because the MLPs have the ability to modify their distribution policies from time to time without input from or the approval of the Fund. In addition, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLPs in which the Fund invests. Legislation could also negatively impact the amount and tax characterization of dividends received by the Fund’s shareholders.

o MLP Tax Risk. Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

o Tax Estimation/NAV Risk. In calculating the Fund’s daily net asset value (“NAV”), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting www.recurrentadvisors.com or by calling 1-833-RECURRENT (1-833-732-8773).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-RECURRENT (1-833-732-8773)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.recurrentadvisors.com
Recurrent MLP and Energy Infrastructure Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMLPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets		[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.74%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.84%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 709

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.25% of average daily net assets attributable to Class I shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.